[The American Funds Group(r)]

The Bond Fund of America

Semi-Annual Report For The Six Months Ended June 30, 2000


Twenty-Five Years
[cover:  mutual fund stock certificates]


The Bond Fund of America/SM/
seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The Bond Fund of America is one of the 29 American Funds, the nation's third-largest mutual fund family. For nearly seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.


Results At A Glance
(assuming distributions reinvested or interest compounded for periods ended June 30, 2000)

                                                                Lifetime
                                                                (since May 28, 1974)

                                                                6-month        12-month       Total          compound
                                                                return         return         return         return

The Bond Fund of America                                        +1.9%          +3.4%          +1,035.2%      +9.8%
Lehman Brothers Aggregate Bond Index/1/                         +4.0           +4.6           +904.6         +9.2
Lipper Corporate A-Rated Bond Funds Average/2/                  +3.0           +2.8           +848.1         +9.0
Average savings institution/3/                                  +1.8           +3.7           +401.7         +6.4
Consumer Price Index/4/                                         +2.4           +3.7           +254.5         +5.0

/1/The Lehman Brothers Aggregate Bond Index began on January 1, 1976. From May 31, 1974, through December 31, 1975, the Lehman Brothers Government/Corporate Bond Index was used. The indexes serve as proxies for the broad U.S. investment-grade bond market and are unmanaged.

/2/Source: Lipper, Inc. Lipper averages do not include the effects of sales charges.

/3/Based on figures from the U.S. League of Savings Institutions and the Federal Reserve Board, which reflect all kinds of savings deposits (maximum allowable interest rates imposed by law until 1983). Savings accounts are guaranteed; the fund is not.

/4/Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are average annual compound returns on a $1,000 investment for periods ended June 30, 2000, with all distributions reinvested:

                                                                      10 years         5 years           1 year
Class A Shares
    reflecting 3.75% maximum sales charge                             +7.90%           +5.61%            -0.51%

The fund's 30-day yield for Class A shares as of July 31, 2000, calculated in accordance with the Securities and Exchange Commission formula, was 7.67%.

Results for Class B shares are not shown because of the brief time between their introduction on March 15 and the end of the fund's reporting period. Please see the back cover for important information about Class A and B shares.

Figures shown are past results and are not predictive of future results. Share price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. High-yield bonds are subject to greater default risk than investment-grade bonds. Investing outside the United States is subject to additional risks, such as currency fluctuations and differing securities regulations, which are detailed in the fund's prospectus.



Fellow Shareholders:

The first half of 2000 was marked by strong cross currents in the bond market. U.S. Treasury securities, particularly those with the longest maturities, posted robust returns, while prices of investment-grade corporate bonds retreated slightly; lower rated issues fell more sharply. Prices began to improve toward the end of the period, however, amid signs that economic growth and concerns about inflationary pressures were moderating.


Fund results

In this challenging six-month period, The Bond Fund of America continued to generate attractive income for shareholders. Although sluggish bond prices hurt the value of some of the holdings in the portfolio, these declines were more than offset by generous monthly dividends totaling 46.5 cents a share. For shareholders who reinvested those dividends, that resulted in an income return of 3.6% (7.2% annualized) and a six-month total return of 1.9%.

The fund's 1.9% return trailed the unmanaged Lehman Brothers Aggregate Bond Index, which rose 4.0% on a reinvested basis, and the 3.0% average return for the 181 corporate A-rated bond funds tracked by Lipper, Inc. Over longer time frames, though, The Bond Fund of America has continued to surpass relevant benchmarks, as the table at left shows. Since beginning operations 26 years ago, the fund has achieved a total return of 1,035.2% - an average compound return of 9.8% - and outpaced inflation by a wide margin.


Prosperity's double edge

During the six months, the U.S. economy continued to roar ahead. On the heels of an astounding annualized growth rate of 8.3% in the last quarter of 1999, the nation's gross domestic product grew at a 4.8% annual rate for the first quarter of this year and at 5.2% from April to June. With little to temper the longest boom in U.S. history, bond investors grew concerned about the increasing likelihood of inflation. And indeed, harbingers of higher prices may have appeared, as wage pressures intensified and oil prices soared to levels not seen for nearly a decade.

In an attempt to ward off a possibly overheating economy, the Federal Reserve Board notched up short-term interest rates a quarter-point in February and March and a half-point in May. The federal funds rate, the rate at which banks lend each other money overnight, rose from 5.5% to 6.5%. Not surprisingly, the moves jolted bond markets, although prices recovered a bit by the close of the period. Stock prices were also affected.

[Begin Sidebar]
The fund's investment professionals cast a wide net throughout the bond market, searching for securities they believe will benefit shareholders over the long run.
[End Sidebar]

U.S. Treasury bonds proved to be the bright spot. An unusual confluence of events-the rising federal surplus, a decline in government borrowing and the repurchase of outstanding debt-left investors with a shrinking pool of securities. The scramble for U.S. Treasuries sent prices higher even as other types of fixed-income instruments languished.


A wide net and a long view

Regardless of market movements, your fund continued to generate a healthy income stream throughout the half-year. In seeking to deliver generous dividends consistent with preservation of principal, The Bond Fund of America pursues a broad mandate and a long-term strategy. The fund's investment professionals cast a wide net throughout the bond market, searching for securities they believe will benefit shareholders over the long run.

Because we focus on the prospects of individual issues, the portfolio is very well diversified. Corporate bonds, issued by a wide range of businesses based in the U.S. and abroad, account for the lion's share of net assets. We recently found unusually attractive values throughout the corporate sector, particularly among high-grade bonds, and have added to our positions accordingly. Your fund also holds a fair number of lower rated instruments, which typically pay higher yields to compensate for a greater degree of risk.

The fund benefited from the rally in U.S. Treasuries, which represent about 10% of net assets. Other holdings include foreign government bonds, mortgage- and asset-backed securities and a comfortable reserve of cash and equivalents. (The chart on page 4 provides a breakdown of the portfolio by sector.)


Whither interest rates?

At the moment, we are seeing glimmers of a slowdown in U.S. economic growth. Rising oil prices and the recent stock market slump seem to have restrained consumer spending; there are also indications that the labor shortage may be easing. At their last meeting, in June, the Federal Reserve left rates unchanged, although it remains to be seen how long the Fed will maintain a "watch-and-wait" stance.

Finally, we would also note that the stock market shocks served as a useful reminder of an often-overlooked principle: that balance is key to a sound financial program. As many investors learned this past spring, a steady income flow from a carefully managed portfolio of bonds can provide a welcome cushion when stocks take their inevitable dips.

We look forward to reporting to you again in six months.


Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ Abner D. Goldstine
Abner D. Goldstine
President

August 15, 2000



THE BOND FUND OF AMERICA
INVESTMENT PORTFOLIO JUNE 30, 2000


                                                                                     Principal       Market  Percent
                                                                                        Amount        Value   of Net
BONDS, NOTES & PREFERRED STOCKS                                                   (000)/Shares         (000)  Assets

INDUSTRIALS, SERVICES & UTILITIES
WIRELESS TELECOMMUNICATION SERVICES  -  7.25%
Nextel Communications, Inc.:
0%/9.75% 2007(1)                                                                        $66,450      $49,838
0%/10.65% 2007(1)                                                                        12,750       10,009
0%/9.95% 2008(1)                                                                         90,225       66,541
12.00% 2008                                                                               5,000        5,400
Series E, 11.25% exchangeable preferred,                                            749 shares           727
redeemable 2010(3)
McCaw International, Ltd. , units,                                                      $34,381       26,354
 0%/13.00% 2007(1),(4),(5)
Nextel International, Inc. 0%/12.125% 2008(1)                                            15,500       10,152
Nextel Partners, Inc.:
0%/14.00% 2009(1)                                                                        16,914       11,586
11.0% 2010(2)                                                                             8,900        8,811    2.08%
Omnipoint Corp.:
7.00% convertible preferred                                                       90000 shares        15,120
11.625% 2006                                                                            $39,450       42,211
11.50% 2009(2)                                                                           13,650       14,878
VoiceStream Wireless Corp.:
10.375% 2009                                                                             32,236       33,364
0%/11.875% 2009(1)                                                                       17,000       11,475     1.28
Crown Castle International Corp.:
0%/10.625% 2007(1)                                                                       18,500       13,505
12.75% Senior Exchangeable Preferred 2010(3)                                      29770 shares        30,068
10.75% 2011                                                                             $17,500       17,675
0%/11.25% 2011(1)                                                                         7,500        4,650      .72
Clearnet Communications Inc.:
8.021% 2007(2),(6)                                                                       15,000       13,575
0%/11.75% 2007(1)                                                                      C$50575        23,660
0%/10.40% 2008(1)                                                                        53,500       21,865      .65
Leap Wireless International, Inc.:(2)
12.50% 2010                                                                             $18,525       16,302
14.50% 2010(1)                                                                           65,000       28,600      .49
Dobson Communications Corp.:
12.25% exchangeable preferred, redeemable 2008(3)                                 23612 shares        23,731
10.875% 2010(2)                                                                         $17,500       17,544      .45
PageMart Wireless, Inc.:(1)
0%/15.00% 2005                                                                           10,500       10,028
0%/11.25% 2008                                                                           31,500       12,600      .25
SpectraSite Holdings, Inc.:
Series B, 0%/12.00% 2008(1)                                                              12,500        8,250
Series B, 0%/11.25% 2009(1)                                                               6,750        3,915
10.75% 2010(2)                                                                            2,650        2,643
0%/12.875% 2010(1),(2)                                                                   11,000        6,050      .23
Comcast UK Cable Partners Ltd. 0%/11.20% 2007(1)                                         22,000       20,845      .23
Centennial Cellular Corp. 10.75% 2008                                                    19,275       18,793      .21
Comunicacion Celular SA, units, 0%/14.125%                                               17,568       13,340      .15
 2005(1),(2),(4),(5)
Vodafone AirTouch PLC:(2)
7.625% 2005                                                                               1,100        1,101
7.75% 2010                                                                               11,250       10,974      .13
Price Communications Wireless, Inc.,                                                      7,625        7,625      .08
 Series B, 9.125% 2006
PanAmSat Corp.:
6.00% 2003                                                                                2,400        2,238
6.125% 2005                                                                               5,250        4,675      .08
Cellco Finance NV:
12.75% 2005(2)                                                                            6,000        6,270
15.00% 2005                                                                                 500          539      .07
Dobson/Sygnet Communications Co. 12.25% 2008                                              4,500        4,781      .05
SBA Communications Corp. 0%/12.00% 2008(1)                                                6,525        4,567      .05
Telesystem International Wireless Inc. 0%/13.25% 2007(1)                                  6,000        4,320      .05
                                                                                                     661,195     7.25
TRANSPORTATION  -  4.07%
Continental Airlines, Inc., pass-through certificates:(8)
Series 1998-3, Class C-1, 7.08% 2004                                                      2,666        2,601
Series 1998-3, Class C-2, 7.25% 2005                                                     12,000       11,389
Series C-2, 7.434% 2006                                                                   2,000        1,926
Series 1997-1, Class C, 7.42%  2007(6)                                                    2,219        2,163
Series 1998-3, Class A-2, 6.32% 2008                                                     15,000       13,636
Series 1999-2, Class A-2, 7.056% 2011                                                     2,000        1,875
Series 1997-1, Class B, 7.46% 2014                                                          944          892
Series 1996-2, Class B, 8.56% 2014                                                        1,811        1,800
Series 1999-1, 10.22% 2014                                                                5,552        5,783
Series 1996, Class B, 7.82% 2015                                                         11,977       11,823
Series 1997-1 Class A, 7.461% 2016                                                       21,583       20,663
Series 1996-2, Class D, 11.50% 2016                                                       3,025        3,164
Series 1997-4, Class A, 6.90% 2018                                                       28,917       26,790
Series 1998-1, Class A,  6.648% 2019                                                     35,595       32,201
Series 1999-1, Class A, 6.545% 2020                                                       5,843        5,262
Series 1999-1, Class B, 6.795% 2020                                                      16,953       15,485
Series 2000-1, Class A-1, 8.048% 2020                                                    12,000       12,023
Series 2000-1, Class B, 8.388% 2020                                                       4,500        4,553     1.91
Airplanes Pass Through Trust, pass-through                                               57,840       52,087      .57
 certificates, Series 1, Class C, 8.15%  2019(8)
Atlas Air, Inc.:(8)
pass-through certificates, Series 2000-1,                                                 4,000        4,050
 Class B, 9.057% 2016(2)
Series 1991-1, Class A-1, 7.20% 2019                                                      2,620        2,371
pass-through trusts, Series 1998-1, Class A, 7.38% 2019                                  41,572       38,262
pass-through certificates, Series 2000-1,                                                 4,000        4,048      .53
 Class A, 8.707% 2020(2)
Jet Equipment Trust:(2)
Series 1994-A, Class B1,11.79% 2013                                                       4,000        4,523
Series 1995-B, 10.91% 2014                                                                5,000        5,312
Series 1995-D, 11.44% 2014                                                               10,000       11,064
Series 1995-B, Class A, 7.63% 2015                                                        3,975        3,864
Series 1995-B, Class C, 9.71% 2015                                                        5,500        5,657
Series 1995-A, Class C, 10.69% 2015                                                       2,750        2,989      .37
Delta Air Lines, Inc.:
pass-through certificates, Series 1992-A2, 9.20% 2014(8)                                 11,500       11,062
1990 Equipment Trust Certificates:(2)
Series I, 10.00% 2014                                                                     5,000        5,004
Series J, 10.00% 2014                                                                     5,000        5,004
Series F, 10.79% 2014                                                                     1,700        1,819      .25
AIR 2 US, Series A, 8.027% 2020(2)                                                       11,865       11,759      .13
United Air Lines, Inc., pass-through certificates,                                        8,000        8,056      .09
 Series 1995-A2, 9.56% 2018(8)
American Airlines, Inc., pass-through certificates,                                       6,410        6,624      .07
 Series 1991-C2, 9.73% 2014(8)
Eletson Holdings Inc. 9.25% 2003                                                          5,250        4,961      .06
Union Pacific Capital Trust 6.25% TIDES                                          111100 shares         4,388      .05
 convertible preferred(2)
USAir, Inc.:
1990 Equipment Trust Certificates:
Series A, 10.28% 2001                                                                      $754          746
Series B, 10.28% 2001                                                                       754          746
Series C, 10.28% 2001                                                                       530          524
pass-through trust, Series 1993-A3, 10.375% 2013(8)                                       2,250        2,002      .04
                                                                                                     370,951     4.07
DIVERSIFIED MEDIA & CABLE TELEVISION  -  3.17%
Charter Communications Holdings, LLC:
8.25% 2007                                                                                9,000        7,965
0%/11.75% 2010(1)                                                                         4,000        2,270
0%/9.92% 2011(1)                                                                         76,500       43,987
Avalon Cable Holdings LLC 0%/11.875% 2008(1)                                              3,625        2,356      .62
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
8.875% 2007                                                                              24,250       24,129
0%/9.75% 2007(1)                                                                         36,325       29,605      .59
NTL Inc.:
0%/12.75% 2005(1)                                                                        17,750       18,149
Series B, 10.00% 2007                                                                    10,000        9,500
0%/9.75% 2008(1)                                                                          7,250        4,531
NTL Communications Corp.:
11.50% 2008                                                                               5,000        5,025
11.50% 2009(1)                                                                          E15000         7,592      .49
Liberty Media Corp. :
7.875% 2009                                                                             $18,350       17,553
8.50% 2029                                                                                1,000          944      .20
Telemundo Holdings, Inc., Series A, 0%/11.50% 2008(1)                                    25,375       17,763      .20
TCI Communications, Inc.:
8.00% 2005                                                                               10,000       10,211
8.75% 2015                                                                                5,000        5,346      .17
British Sky Broadcasting Group PLC 8.20% 2009                                            15,500       14,565      .16
TeleWest PLC:
9.625% 2006                                                                               4,700        4,418
0%/11.00% 2007(1)                                                                         8,000        7,620      .13
Cablevision Industries Corp.:
8.125% 2009                                                                               9,250        8,992
9.875% 2013                                                                               2,000        2,053      .12
Globo Comunicacoes E Participacoes Ltd.:
10.50% 2006(2)                                                                            9,480        8,165
10.50% 2006                                                                               2,000        1,723      .11
Multicanal Participacoes SA, Series B, 12.625% 2004                                       6,875        7,133      .08
Lenfest Communications, Inc. 7.625% 2008                                                  6,750        6,599      .07
Century Communications Corp. 8.75% 2007                                                   2,200        1,980
Adelphia Communications Corp. 8.375% 2008                                                 5,000        4,400      .07
V2 Music Holdings PLC:(1),(4),(5)
units, 0%/14.00% 2008                                                                    P7883         3,222
units, 0%/14.00% 2008(2)                                                                 $9,259        2,498      .06
Citadel Broadcasting Co.:
9.25% 2008                                                                                1,000          975
Series B, 13.25% exchangeable preferred,                                          22624 shares         2,342      .04
 redeemable 2009(3)
Clear Channel Communications, Inc., 7.875% 2005                                          $2,000        2,006      .02
TVN Entertainment Corp., Series B, units,                                                 9,760        1,962      .02
 14.00% 2008(4),(5)
News America Holdings Inc. 8.625% 2014                                                  A$3250         1,939      .02
                                                                                                     289,518     3.17
DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.80%
Bell Atlantic Financial Services, Inc.,                                                 $30,000       29,885      .33
 senior exchangeable notes, 5.75% 2003
Viatel, Inc.:
11.15% 2008                                                                             SM7000         2,854
11.25% 2008                                                                              $6,775        5,014
0%/12.40% 2008(1)                                                                       DM3500           906
0%/12.50% 2008(1)                                                                       $35,875       16,144
11.50% 2009                                                                               1,750        1,313      .29
Allegiance Telecom, Inc.:
0%/11.75% 2008(1)                                                                        21,000       15,435
12.875% 2008                                                                              9,210        9,970      .28
Versatel Telecom International NV:
4.00% 2005                                                                               E7825         7,099
13.25% 2008                                                                              $3,000        3,079
11.875% 2009                                                                             E3875         3,627
11.25% 2010                                                                               8,750        7,938      .24
NEXTLINK Communications, Inc.:
12.50% 2006                                                                              $3,000        3,165
9.625% 2007                                                                               3,000        2,820
9.00% 2008                                                                                1,250        1,150
0%/12.125% 2009(1),(2)                                                                   20,250       11,745
14.00% preferred 2009(3)                                                                shares         1,278      .22
COLT Telecom Group PLC:
0%/12.00% 2006(1)                                                                        $5,250        4,620
8.875% 2007                                                                             DM9500         4,639
7.625% 2008                                                                              22,825       10,253      .21
Qwest Communications International Inc.:(1)
0%/9.47% 2007                                                                           $15,000       12,825
0%/8.29% 2008                                                                             7,500        5,813      .20
US Xchange, LLC 15.00% 2008(5)                                                           16,750       15,611      .17
MGC Communications Inc. 13.00% 2010(2)                                                   16,500       15,345      .17
BellSouth Capital Funding Corp., 7.75% 2010                                              12,000       12,000      .13
Loral Orion Network Systems, Inc. 11.25% 2007                                            20,760       11,729      .13
CEI Citicorp Holdings SA 11.25% 2007                                                   ARP9500         9,173      .10
PTC International Finance BV 0%/10.75% 2007(1)                                          $10,250        7,303      .08
Maxcom Telecomunicaciones, SA de CV 13.75% 2007(2)                                        8,000        7,080      .08
GT Group Telecom Inc., units, 0%/13.25% 2010(1),(2)                                       9,500        5,273      .06
Level 3 Communciations, Inc. 11.25% 2010                                                 E4750         4,309      .05
Hyperion Telecommunications, Inc., Series B,                                             $4,250        3,910      .04
 0%/13.00% 2003(1)
IMPSAT Corp. 12.375% 2008                                                                 2,500        1,981      .02
                                                                                                     255,286     2.80
GENERAL RETAILING & MERCHANDISING  -  1.88%
J. C. Penney Co., Inc.:
7.375% 2004                                                                               5,000        4,555
6.50% 2007                                                                                3,750        3,031
7.60% 2007                                                                               16,000       13,979
7.625% 2007                                                                              10,380        7,175
7.375% 2008                                                                               3,975        3,369
6.875% 2015                                                                               1,500        1,097
7.65% 2016                                                                               12,800       10,052
 7.95% 2017                                                                              38,325       30,788
8.25% 2022                                                                                4,000        3,114
7.125% 2023                                                                               1,250          886      .86
Hasbro, Inc.:
7.95% 2003                                                                               13,500       13,358
8.50% 2006                                                                               15,500       15,318      .31
Kmart Corp. 9.78% 2020                                                                   12,250       11,318
DR Securitized Lease Trust, pass-through                                                  8,000        7,385      .21
 certificates, Series 1994 K-2, 9.35% 2019(8)
Sears Roebuck Acceptance Corp. 6.25% 2009                                                19,900       17,541      .19
Dillard's, Inc.:
5.79% 2001                                                                                2,000        1,908
6.43% 2004                                                                                5,000        4,413
7.13% 2018                                                                                2,750        2,024      .09
Sunglass Hut International, Inc. 5.25%                                                   11,150        8,028      .09
 convertible debentures 2003
Saks Inc.:
7.00% 2004                                                                                5,000        4,485
7.25% 2004                                                                                3,500        3,177      .08
Federated Department Stores, Inc. 6.30% 2009                                              3,000        2,636      .03
Boyds Collection, Ltd.,Series B, 9.00% 2008                                               1,806        1,571      .02
                                                                                                     171,208     1.88
LEISURE & TOURISM  -  1.80%
Mirage Resorts, Inc.:
6.625% 2005                                                                               7,500        6,849
6.75% 2007                                                                               14,500       13,046
6.75% 2008                                                                               10,050        8,992      .32
Boyd Gaming Corp.:
9.25% 2003                                                                               13,475       13,374
9.50% 2007                                                                                5,500        5,280      .21
FelCor Suites LP 7.375% 2004                                                             13,650       12,398      .14
William Hill Finance 10.625% 2008                                                        P7243        11,470      .13
Premier Parks Inc.:
9.25% 2006                                                                               $7,000        6,633
9.75% 2007                                                                                1,250        1,244
0%/10.00% 2008(1)                                                                         4,500        3,060      .12
Royal Caribbean Cruises Ltd.:
7.00% 2007                                                                                2,900        2,475
6.75% 2008                                                                                9,383        7,829      .11
International Game Technology:
7.875% 2004                                                                               8,000        7,680
8.375% 2009                                                                               2,000        1,890      .10
CapStar Hotel Co. 8.75% 2007                                                              9,770        8,671      .10
Friendly Ice Cream Corp. 10.50% 2007                                                     10,340        8,272      .09
KSL Recreation Group, Inc. 10.25% 2007                                                    7,100        6,781      .07
Carmike Cinemas, Inc., Series B, 9.375% 2009                                             12,375        6,683      .07
Harrah's Operating Co., Inc. 7.875% 2005                                                  6,000        5,640      .06
Horseshoe Gaming Holding Corp., Series B:
9.375% 2007                                                                               2,000        1,960
8.625% 2009                                                                               3,000        2,820      .05
Six Flags Entertainment Corp. 8.875% 2006                                                 5,000        4,763      .05
AMF Bowling Worldwide, Inc.:
10.875% 2006                                                                              3,239          875
0%/12.25% 2006(1)                                                                        13,550        2,710
0% convertible debentures 2018(2)                                                        11,084          277      .04
Jupiters Ltd. 8.50% 2006                                                                  3,000        2,798      .03
Sun International Hotels Ltd., Sun                                                        3,000        2,790      .03
 International North America, Inc. 9.00% 2007
Station Casinos Inc. 9.875% 2010(2)                                                       2,750        2,750      .03
Joseph E. Seagram & Sons, Inc. 6.80% 2008                                                 2,500        2,351      .03
CKE Restaurants, Inc. 9.125% 2009                                                         2,500        1,688      .02
                                                                                                     164,049     1.80
CONSUMER & BUSINESS SERVICES  -  1.61%
USA Waste Services, Inc.:
4.00% 2002                                                                               24,000       22,260
6.50% 2002                                                                                9,050        8,396
7.00% 2004                                                                                6,750        6,136
7.125% 2007                                                                               7,505        6,795
6.125% 2011(6)                                                                            8,078        7,801
Waste Management, Inc.:
6.00% 2001                                                                                  750          732
7.70% 2002                                                                                6,161        6,011
WMX Technologies, Inc.:
6.375% 2003                                                                               3,706        3,431
7.00% 2006                                                                                4,000        3,633      .71
Allied Waste North America, Inc., Series B, 10.00% 2009                                  37,275       31,497      .34
Sotheby's Holdings, Inc. 6.875% 2009(5)                                                  20,000       15,248      .17
Ingram Micro Inc. 0% convertible debentures 2018                                         40,000       15,000      .16
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                   7,000        6,440      .07
Protection One Alarm Monitoring, Inc.:
6.75% convertible debentures 2003                                                         5,000        3,050
13.625% 2005(6)                                                                           3,560        2,528      .06
Exodus Communications Inc. 11.625% 2010(2)                                                5,000        5,025      .06
Stericycle, Inc., Series B, 12.375% 2009                                                  2,250        2,295      .03
Teletrac, Inc.:(5)
units, 9.00% 2004(4)                                                                      1,351          737
12.00% 2004                                                                                  49           39      .01
                                                                                                     147,054     1.61
BROADCASTING & PUBLISHING  -  1.53%
Chancellor Media Corp. of Los Angeles:
8.125% 2007                                                                              21,000       21,053
Series B, 8.75% 2007                                                                      8,625        8,636
9.00% 2008                                                                                7,000        7,123
Capstar Broadcasting Partners, Inc. 12.00% 2009(3)                                        7,542        8,749      .50
Young Broadcasting Inc.:
10.125% 2005                                                                              5,500        5,335
9.00% 2006                                                                                1,000          935
Series B, 8.75% 2007                                                                     14,250       13,039      .21
Cox Radio, Inc. 6.375% 2005                                                              18,000       16,999      .19
Cumulus Media Inc.:
10.375% 2008                                                                              6,000        5,175
13.75% preferred 2009(3)                                                           7262 shares         5,919      .12
Antenna TV SA 9.00% 2007                                                                 $9,750        8,994      .10
RBS Participacoes SA 11.00% 2007(2)                                                      10,000        8,263      .09
TransWestern  Publishing Co. LLC 9.625% 2007                                              7,250        7,069      .08
Hearst-Argyle Television, Inc. 7.00% 2018                                                 6,050        5,124      .05
Sun Media Corp. 9.50% 2007                                                                5,139        4,934      .05
American Media Operation 10.25% 2009                                                      4,500        4,365      .05
STC Broadcasting, Inc. 11.00% 2007                                                        3,250        3,185      .03
Muzak LP:
9.875% 2009                                                                               1,500        1,350
0%/13.00% 2010(1)                                                                         2,000        1,100      .03
Gray Communications Systems, Inc. 10.625% 2006                                            2,000        1,995      .02
Big City Radio, Inc. 0%/11.25% 2005(1)                                                    1,000          550      .01
                                                                                                     139,892     1.53
FOREST PRODUCTS & PAPER  -  1.51%
Container Corp. of America:
10.75% 2002                                                                               4,800        4,800
9.75% 2003                                                                               30,865       30,711
Series A, 11.25% 2004                                                                     8,000        8,080      .48
Scotia Pacific Co. LLC, Series B:
Class A-1, 6.55% 2028                                                                     1,303        1,242
Class A-2, 7.11% 2028                                                                    31,400       24,806
Class A-3, 7.71% 2028                                                                    10,143        7,303      .37
Kappa Beheer BV:
10.625% 2009                                                                             E5500         5,358
0%/12.50% 2009(1)                                                                         9,500        5,942      .12
Grupo Industrial Durango, SA de CV:
12.00% 2001                                                                              $3,000        3,038
12.625% 2003                                                                              7,625        7,663      .12
Indah Kiat Finance Mauritius Ltd.:
11.875% 2002                                                                             $3,800        3,107
10.00% 2007                                                                              12,075        7,396      .12
Packaging Corp. of America, Series B, 9.625% 2009                                         8,750        8,663      .09
International Paper Co. 8.00% 2003(2)                                                     8,000        8,032      .09
Pindo Deli Finance Mauritius Ltd.:
10.25% 2002                                                                               6,000        4,335
10.75% 2007                                                                               3,625        2,184      .07
Copamex Industrias, SA de CV, Series B, 11.375% 2004                                      4,870        4,675      .05
APP International Finance Co. BV 11.75% 2005                                                275          195        -
                                                                                                     137,530     1.51
ENERGY & RELATED COMPANIES  -  1.48%
Petrozuata Finance, Inc.:(2)
Series A, 7.63% 2009                                                                     24,530       20,658
Series B, 8.22% 2017                                                                     12,000        9,270      .33
PDVSA Finance Ltd.:
8.75% 2004                                                                                1,876        1,853
9.75% 2010                                                                               17,250       16,517
7.40% 2016                                                                                9,700        7,599
7.50% 2028                                                                                2,000        1,481      .30
Clark Oil & Refining Corp. 9.50% 2004                                                       500          446
Clark Refining Term Loan  9.625% 11-15-04(5),(6)                                         18,000       14,986
Clark Refining & Marketing, Inc. 8.375% 2007                                              2,365        1,874      .18
Pemex Finance Ltd.:
8.875% 2010                                                                               7,000        6,972
Series 1999-2, Class A3, 10.61% 2017                                                      8,000        9,093      .18
Pogo Producing Co. 10.375% 2009                                                          11,000       11,275      .12
Louis Dreyfus Natural Gas Corp. 6.875% 2007                                              12,000       10,749      .12
McDermott Inc. 9.375% 2002                                                               13,500       10,125      .11
OXYMAR 7.50% 2016(2)                                                                      8,500        6,113      .07
Cross Timbers Oil Co. 8.75% 2009                                                          6,375        6,040      .07
                                                                                                     135,051     1.48
HEALTH CARE  -  1.44%
Columbia/HCA Healthcare Corp.:
6.125% 2000                                                                               8,500        8,444
7.60% 2001                                                                                1,750        1,728
7.15% 2004                                                                                1,500        1,395
6.91% 2005                                                                               22,910       20,791
7.00% 2007                                                                               12,750       11,188
8.85% 2007                                                                               24,105       23,201
8.70% 2010                                                                                4,250        4,085
9.00% 2014                                                                                5,650        5,283
7.69% 2025                                                                                5,000        4,037      .88
Lilly Del Mar, Inc. 7.80% 2029(2),(6)                                                    18,000       18,020      .20
Concentra Operating Corp. 13.00% 2009                                                    15,500       12,865      .14
Nationwide Health Properties, Inc., Series                                       100000 shares         5,700      .06
 A, 7.677% preferred cumulative step-up premium rate
McKesson Corp. 6.40% 2008                                                                $6,500        5,113      .05
Paracelsus Healthcare Corp. 10.00% 2006(7)                                               20,575        4,938      .05
Omnicare, Inc. 5.00% convertible debentures 2007                                          6,150        4,184      .05
Integrated Health Services, Inc.:(5),(7)
5.75% convertible debentures 2001                                                        12,750            1
10.25% 2006(6)                                                                            9,350           94
Series A, 9.50% 2007                                                                     12,175          122
Series A, 9.25% 2008                                                                     32,657          327      .01
Mariner Health Group, Inc. 9.50% 2006(5),(7)                                              7,300           73        -
                                                                                                     131,589     1.44
ELECTRICAL & GAS UTILITIES  -  1.36%
Israel Electric Corp. Ltd.:(2)
7.25% 2006                                                                                7,165        6,943
7.75% 2009                                                                               44,500       43,214
8.25% 2009                                                                                3,600        3,629
7.70% 2018                                                                                8,500        7,673
7.875% 2026                                                                              15,000       13,465
7.75% 2027                                                                               13,000       11,431
8.10% 2096                                                                               14,405       12,236     1.08
Peco Energy Transition Trust, Series 1999-A,                                             17,500       16,352      .18
 Class A6, 6.05% 2009
AES Corp. 9.50% 2009                                                                      5,000        4,900      .05
Transener SA:
8.625% 2003                                                                               1,000          955
9.25% 2008(2)                                                                             3,875        3,429      .05
                                                                                                     124,227     1.36
ELECTRICAL & ELECTRONICS  -  1.29%
Hyundai Semiconductor America, Inc.:(2)
8.25% 2004                                                                                7,705        6,835
8.625% 2007                                                                              20,700       17,313      .26
Zilog, Inc. 9.50% 2005                                                                   21,400       18,511      .20
EarthWatch Inc.:(2),(5)
0%/12.50% 2005(1)                                                                        17,280       12,271
Series B, 7.00% convertible preferred 2009(3)                                    942473 shares         3,250
Series C, 8.50% convertible preferred 2009(3)                                            79,923          137      .17
Advanced Micro Devices, Inc. 11.00% 2003                                                $15,265       15,647      .17
Fairchild Semiconductor Corp.:
10.125% 2007                                                                              9,595        9,667
10.375% 2007                                                                              2,000        2,035      .13
Flextronics International Ltd. 9.875% 2010(2)                                             9,000        9,090      .10
Adaptec, Inc. 4.75% convertible subordinated notes 2004                                  10,000        8,500      .09
SCG Holding Corp. 12.00% 2009                                                             7,424        7,944      .09
First International Computer Corp. 1.00%                                                  3,000        3,495      .04
 convertible debentures 2004(2)
Micron Technology, Inc. 6.50% 2005(2)                                                     4,000        3,330      .04
                                                                                                     118,025     1.29
MULTI-INDUSTRY  -  0.91%
Swire Pacific Capital Ltd. 8.84% cumulative                                     1670000 shares        32,565
 guaranteed perpetual capital securities(2)
Swire Pacific Offshore Financing Ltd. 9.33%                                             230,000        4,715      .41
 cumulative guaranteed perpetual capital securities(2)
Reliance Industries Ltd.:(2)
8.25% 2027                                                                              $10,000        9,306
10.50% 2046                                                                                 250          226
10.25% 2097                                                                              10,750        9,290      .21
Federal-Mogul Corp.:
7.75% 2006                                                                               10,000        6,850
7.00% convertible preferred 2027                                                 155000 shares         3,410      .11
Wharf International Finance Ltd., Series A, 7.625% 2007                                 $10,000        9,150      .10
Ford Motor Co. 7.45% 2031                                                                 6,500        6,147      .06
Tenneco Automotive Inc. 11.625% 2009                                                      2,000        1,775      .02
                                                                                                      83,434      .91
METALS  -  0.65%
Freeport-McMoRan Copper & Gold Inc.:
7.50% 2006                                                                               34,000       22,525
7.20% 2026                                                                               18,000       12,130      .38
Inco Ltd. 9.60% 2022                                                                     16,000       15,669      .17
Doe Run Resources Corp., Series B:
12.653% 2003(6)                                                                           3,000        1,200
11.25% 2005                                                                              15,325        6,130      .08
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                              2,000        1,835      .02
                                                                                                      59,489      .65
FOOD & FOOD PRODUCTS  -  0.57%
Nabisco, Inc.:
7.05% 2007                                                                                8,500        7,740
7.55% 2015                                                                                9,000        7,904
6.125% 2033(6)                                                                            2,500        2,359
6.375% 2035(6)                                                                           14,900       13,585      .35
Gruma, SA de CV 7.625% 2007                                                               8,000        6,850      .07
Fage Dairy Industry SA 9.00% 2007                                                         8,250        6,559      .07
Home Products International, Inc. 9.625% 2008                                             6,250        5,188      .06
New World Pasta Co. 9.25% 2009                                                            3,750        2,175      .02
                                                                                                      52,360      .57
MISCELLANEOUS MATERIALS & COMMODITIES -  0.40%
Printpack, Inc.:
Series B, 9.875% 2004                                                                     4,075        3,912
10.625% 2006                                                                              9,465        9,086      .14
Equistar Chemicals, LP:
6.50% 2006                                                                                7,800        6,873
8.75% 2009                                                                                5,000        4,775      .13
Graham Packaging Co.:
8.75% 2008                                                                                4,625        4,024
0%/10.75% 2009(1)                                                                         7,975        4,705      .10
Anchor Glass Container Corp. 11.25% 2005                                                  4,000        3,120      .03
                                                                                                      36,495      .40
INDUSTRIAL COMPONENTS  -  0.24%
TRW Inc. 8.75% 2006                                                                      10,000       10,218      .11
Tekni-Plex, Inc. 12.75% 2010(2)                                                           7,500        7,519      .08
Cooper Tire & Rubber Co. 7.25% 2002                                                       4,000        3,917      .05
BREED Technologies, Inc. 9.25% 2008(5),(7)                                               32,000          320        -
                                                                                                      21,974      .24
BEVERAGES & TOBACCO  -  0.20%
Canandaigua Wine Co., Inc.:
Series C, 8.75% 2003                                                                      7,500        7,350
8.75% 2003                                                                                6,650        6,534      .15
Delta Beverage Group, Inc. 9.75% 2003                                                     4,750        4,489      .05
                                                                                                      18,373      .20
MACHINERY & ENGINEERING  -  0.18%
John Deere Capital Corp. 8.625% 2019                                                     16,850       16,829      .18
                                                                                                      16,829      .18
OTHER  -  0.09%
Salton/Maxim Housewares, Inc. 10.75% 2005                                                 8,250        8,209      .09
                                                                                                       8,209      .09
FINANCE
BANKS & THRIFTS  -  9.67%
SocGen Real Estate Co. LLC, Series A, 7.64%/                                            109,500      100,215     1.10
8.406% (undated)(2),(6)
HSBC Capital Funding 9.547% (undated)(2),(6)                                             62,750       65,326
Midland Bank 7.188% Eurodollar Note (undated)(6)                                         15,000       11,871      .85
Banque Nationale de Paris 7.40% (undated)(6)                                             12,500       11,798
BNP U.S. Funding LLC, Series A, 7.738%                                                   65,000       60,486      .79
 noncumulative preferred(2),(6)
Bank of Scotland 7.00% (undated)(2),(6)                                                  30,000       27,420
National Westminster Bank PLC 7.75% (undated)(6)                                         23,000       22,049      .54
MBNA Corp., MBNA Capital:
A, Series A, 8.278% 2026                                                                 24,000       19,644
B, Series B, 7.191% 2027(6)                                                              32,800       27,560      .52
Fuji JGB Investment LLC, Series A, 9.87%                                                 42,500       41,035      .45
 noncumulative preferred (undated)(2),(6)
Washington Mutual Finance, 8.25% 2005                                                    12,000       12,105
Ahmanson Capital Trust I Capital Securities,                                              2,030        1,846      .42
 Series A, 8.36% 2026(2)
Great Western Financial Trust II, Series A, 8.206% 2027                                   5,745        5,003
Washington Mutual Capital I Subordinated Capital                                         22,000       19,506
 Income Securities 8.375% 2027
Skandinaviska Enskilda Banken AB:(6)
6.50% (undated)(2)                                                                       17,500       16,592
7.50% (undated)                                                                          23,000       20,795      .41
Tokai Preferred Capital Co. LLC, Series A,                                               36,675       35,627      .39
 9.98%/11.091% noncumulative preferred(2),(6)
NB Capital Corp. 8.35% exchangeable depositary shares                           1200000 shares        27,600
National Bank of Canada 6.175% (undated)(6)                                              $5,000        3,729      .34
Royal Bank of Scotland Group PLC:
8.375% 2007                                                                              P4900         8,013
9.118% (undated)                                                                        $20,000       20,639      .31
Capital One Bank 8.25% 2005                                                              12,500       12,434
Capital One Capital I 7.941% 2027(2),(6)                                                 10,000        8,579      .23
Chase Manhattan Corp., 7.875% 2010                                                       12,000       12,018
Chase Capital III, floating rate capital                                                  8,500        7,934      .22
 securities, Series C, 7.39% 2027(6)
Canadian Imperial Bank of Commerce 6.50%                                                 25,000       19,480      .21
 Eurodollar Note (undated)(6)
Advanta Corp.:
Series B, 7.00% 2001                                                                      4,000        3,736
Series D, 6.833% 2002                                                                     5,000        4,360
Series D, 6.925% 2002                                                                     2,500        2,190
6.925% 2002                                                                               2,000        1,752
Advanta Capital Trust I 8.99% 2026                                                       11,000        6,820      .21
Paribas, New York Branch 6.95% 2013                                                      18,000       16,317      .18
HSBC America Capital 8.38% 2027(2)                                                       17,000       14,743      .16
Standard Chartered Bank:(6)
7.15% (undated)                                                                           5,000        3,352
6.688% Eurodollar note (undated)                                                         15,000        9,969      .15
Regional Diversified Funding Ltd. 9.25% 2030(2)                                          13,250       12,750      .14
Bayerische Vereinsbank AG 5.50% 2008                                                    E13271        12,522      .14
IBJ Preferred Capital Co. LLC, Series A, 8.79%                                          $13,700       12,431      .14
 noncumulative preferred (undated)(2),(6)
Chevy Chase Preferred Capital Corp. 10.375%                                      242900 shares        12,388      .14
Imperial Capital Trust I, Imperial Bancorp 9.98% 2026                                   $15,000       12,150      .13
Bankers Trust New York Corp. 6.70% 2007                                                  10,000        9,412
Deutsche Bank Capital Funding Trust I, 7.872%                                             2,500        2,322      .13
 (undated)(2),(6)
Allegemeine Hypotheken Bank AG 5.00% 2009                                               E11000         9,893      .11
Allfirst Preferred Capital Trust 7.781% 2029(6)                                         $10,000        9,785      .11
Riggs National Corp. 8.625% 2026                                                          4,400        3,495
Riggs Capital Trust II 8.875% 2027                                                        7,500        6,197      .11
J.P. Morgan & Co. Inc., Series A, 6.883% 2012(6)                                         10,000        8,466      .09
Abbey National PLC 6.70% (undated)(6)                                                     9,375        8,354      .09
Bank of Nova Scotia 6.50% Eurodollar note (undated)(6)                                   10,000        7,757      .09
Komercni Finance BV:(1)
9.00% 2008                                                                                3,100        2,960
9.00%/10.75% 2008(2)                                                                      4,900        4,680      .08
Lloyds Bank (#2) 7.00% (undated)(6)                                                       8,000        6,661      .07
Bank One Corp., Series A, 6.00% 2009                                                      7,290        6,343      .07
Allied Irish Banks Ltd. 6.875% (undated)(6)                                               7,000        5,617      .06
Hypothekenbank in Essen AG 5.25% 2008                                                    E6000         5,544      .06
BCI US Funding Trust I 8.01% (undated)(2),(6)                                            $6,000        5,491      .06
Halifax Building Society 8.75% 2006                                                      P3000         4,913      .05
Fleet Capital Trust 7.775% 2028(6)                                                       $5,000        4,809      .05
Corp. Andina de Fomento 8.875% 2005                                                       4,300        4,449      .05
Bay View Capital Corp. 9.125% 2007                                                        5,500        4,345      .05
Rheinische Hypothekenbank Eurobond 4.25% 2008                                            E5000         4,303      .05
Development Bank of Singapore Ltd. 7.875% 2010(2)                                        $4,250        4,183      .04
Bergen Bank 6.50% (undated)(6)                                                            5,000        3,815      .04
Christiana Bank Og Kreditkasse 7.125% (undated)(6)                                        4,000        3,161      .03
Banco General, SA 7.70% 2002(2)                                                             500          480      .01
                                                                                                     882,219     9.67
FINANCIAL SERVICES  -  3.16%
Ford Motor Credit Co.:
7.25% 2003                                                                               20,000       19,861
5.25% 2008                                                                             DM32000        14,578
5.80% 2009                                                                              $37,500       32,625      .74
General Motors Acceptance Corp.:
0.211% 2002(6)                                                                        Y3600000        33,901
5.85% 2009                                                                              $10,000        8,759      .47
Household Finance Corp.:
8.00% 2005                                                                                6,000        6,051
7.875% 2007                                                                              20,000       19,922
6.40% 2008                                                                                5,500        4,990
5.875% 2009                                                                               2,150        1,870      .36
BHP Finance Ltd.:
6.69% 2006                                                                               12,100       11,467
8.50% 2012                                                                               20,000       20,696      .35
Golden State Holdings, Inc. 7.00% 2003                                                   10,450        9,546
GS Escrow Corp. 7.125% 2005                                                              12,000       10,867      .22
AB Spintab:
6.00% 2009                                                                            SKr23000         2,600
6.80% (undated)(2),(6)                                                                   $6,500        6,283
7.50% (undated)(2),(6)                                                                   11,000       10,459      .21
Providian Financial Corp. 9.525% 2027(2)                                                 16,750       13,142      .14
Nykredit 6.00% 2029(8)                                                               DKr105259        12,375      .14
Associates Corp. of North America:
5.85% 2001                                                                               $2,500        2,483
5.80% 2004                                                                               10,000        9,366      .13
Heller Financial, Inc. 6.00% 2004                                                        12,500       11,698      .13
BankUnited Capital Trust, BankUnited                                                     10,000        8,512      .09
 Financial Corp. 10.25% 2026
AT&T Capital Corp. 6.60% 2005                                                             9,000        8,470      .09
Green Tree Financial Corp. 6.50% 2002                                                     9,000        5,940      .07
Lend Lease (US) Finance Inc. 6.75% 2005                                                   1,500        1,426      .02
                                                                                                     287,887     3.16
INSURANCE  -  2.05%
Allstate Corp.:
7.875% 2005                                                                               9,000        9,003
7.20% 2009                                                                               73,000       69,782      .86
ReliaStar Financial Corp.:
8.625% 2005                                                                               5,000        5,182
8.00% 2006                                                                               23,250       23,399      .31
Royal & Sun Alliance Insurance Group PLC 8.95% 2029(2)                                   28,000       27,749      .30
Conseco, Inc. 9.00% 2006                                                                  2,000        1,360
Conseco Financing Trust II, Capital Trust                                                44,725       19,232
 Pass-Through Securities (TRUPS), 8.70% 2026(8)
Conseco Financing Trust III 8.796% 2027                                                   6,525        2,806      .26
Jefferson-Pilot Corp. 8.14% 2046(2)                                                       6,000        5,416
Jefferson-Pilot Capital Trust 8.285% 2046(2)                                              8,500        7,805      .15
Aflac Inc. 6.50% 2009                                                                     8,750        7,935      .09
Lindsey Morden Group Inc., Series B, 7.00% 2008                                        C$13000         7,313      .08
                                                                                                     186,982     2.05
REAL ESTATE  -  1.13%
CarrAmerica Realty Corp.:
Series B, 8.57% cumulative redeemable preferred                                  710100 shares        14,735
Series C, 8.55% cumulative redeemable preferred                                         413,100        8,520      .25
Irvine Co. 7.46% 2006(2),(5)                                                            $15,000       13,824
Irvine Apartment Communities, LP 7.00% 2007                                               5,000        4,520      .20
ERP Operating LP:
7.95% 2002                                                                                3,750        3,749
7.57% 2026                                                                                8,000        7,820      .13
EOP Operating LP 6.75% 2008                                                              11,500       10,535      .12
ProLogis Trust:
7.05% 2006                                                                                2,500        2,358
Series D, 7.92% preferred                                                        380000 shares         7,695      .11
Archstone Communities Trust:
7.20% 2013                                                                               $4,000        3,553
Series C, 8.625% convertible preferred                                           200000 shares         4,312      .09
Duke-Weeks Realty Corp., Series B, 7.99%                                                150,000        6,019      .07
 preferred cumulative step-up premium rate
Simon DeBartolo Group, Inc., Series C, 7.89% preferred                                  150,000        5,925      .06
 cumulative step-up premium rate
IAC Capital Trust, Series A, 8.25% TOPRS preferred                                      220,000        4,675      .05
New Plan Realty Trust, Series D, 7.80% preferred                                        112,500        4,500      .05
 cumulative step-up premium rate
                                                                                                     102,740     1.13
COLLATERALIZED MORTGAGE-/ASSET-BACKED OBLIGATIONS
(EXCLUDING THOSE ISSUED BY FEDERAL AGENCIES) (8) - 6.40%
Green Tree Financial Corp., pass-through certificates:
Series 1995-A, Class NIM,  7.25% 2005                                                    $3,652        3,546
Series 1993-2, Class B, 8.00%  2018                                                       2,250        1,942
Series 1997-A, Class HI-M1,  7.47% 2023                                                   1,000          968
Series 1995-3, Class B-2, 8.10% 2025                                                      5,000        3,057
Series 1995-8, Class B2, 7.65% 2026                                                       4,000        2,267
Series 1995-6, Class B2, 8.00% 2026                                                       2,450        1,455
Series 1996-7, Class A6, 7.65% 2027                                                       2,100        2,035
Series 1996-6, Class B2, 8.35% 2027                                                      10,309        6,205
Series 1996-5, Class B-2, 8.45% 2027                                                      1,229          749
Series 1997-1, Class A-5,  6.86% 2028                                                     1,500        1,467
Series 1996-10, Class A-6, 7.30% 2028                                                     8,500        8,013
Series 1998-4, Class B2, 8.11% 2028                                                      13,350        8,373
Series 1997-6, Class A7, 7.14% 2029                                                      15,700       15,082
Green Tree Recreational, Equipment & Consumer Trust:
Series 1999-A, Class A-6, 6.84% 2010                                                      5,000        4,907
Series 1997-D, Class CTFS, 7.25% 2029                                                     8,500        5,269      .72
Pegasus Aviation Lease Securitization, Series                                            51,000       51,413      .56
 2000-1, Class A2, 8.37% 2030(2)
CSFB Finance Co. Ltd., Series 1995-A, 10.00% 2005(2),(6)                                 42,400       37,842      .41
Garanti Trade Payment Rights Master Trust,                                               33,351       33,321      .37
 Series 1999-B, Class 1, 10.81% 2004(2)
First Consumer Master Trust, Series 1999-A,                                              35,000       33,309      .37
Class A, 5.80% 2005(2)
Structured Asset Securities Corp.:(2),(6)
Series 1998-RF2, Class A, 8.542% 2027                                                    28,990       29,525
Series 1998-RF1, Class A,  8.669% 2027                                                    2,887        2,949      .36
Metris Master Trust:(2),(6)
Series 1998-1A, Class C, 7.459% 2005                                                     15,000       14,765
Series 1997-2, Class C, 7.659% 2006                                                      14,400       14,227      .32
PP&L Transition Bond Co. LLC, Series 1999-1,                                             27,500       27,289      .30
 Class A-7, 7.05% 2009
H.S. Receivables Corp.:(2)
Series 1999-1, Class A, 8.13% 2006                                                       21,094       20,805
Series 1999-3, Class A, 9.60% 2006                                                        2,000        1,972      .25
NPF VI, Inc., Series 1999-1, Class A, 6.25% 2003(2)                                       5,000        4,873
NPF XII, Inc.:(2)
Series 1999-2, Class A, 7.05% 2003                                                       15,000       14,812
Series 1999-3, Class B, 7.638% 2003(6)                                                    3,000        2,998      .25
GE Capital Mortgage Services, Inc.:
Series 1994-15, Class A10, 6.00% 2009                                                    16,376       15,045
Series 1994-9, Class A9, 6.50% 2024                                                       5,097        4,500      .21
Puerto Rico Public Financing Corp., Series 1,                                            20,301       19,093      .21
 Class A, 6.15% 2008
Structured Asset Notes Transaction, Ltd.,                                                15,073       14,633      .16
 Series 1996-A, Class A1, 7.156% 2003(2)
FIRSTPLUS Home Loan Owner Trust:
Series 1997-1, Class A-7, 7.16% 2018                                                     10,000        9,804
Series 1997-3, Class B-1, 7.79% 2023                                                      5,000        4,216      .15
Ocwen Residential MBS Corp., Series 1998-R1,                                             13,823       10,505      .12
 Class AWAC, 4.857% 2040(2),(6)
Morgan Stanley Aircraft Finance, Series 2,                                               10,000       10,010      .11
Class B2, 7.701% 2025(2),(6)
Ditech Home Loan Owner Trust, Series 1998-1,                                             10,500        9,167      .10
 Class B1, 9.50% 2029
MBNA Master Credit Card Trust:(2)
Series 1999-D, Class B, 6.95% 2008                                                        4,700        4,463
Series 1998-E, Class C, 6.60% 2010                                                        5,000        4,627      .10
Residential Asset Securitization Trust, Series                                            9,073        8,828      .10
 1997-A3, Class B1, 7.75% 2027
Capital One:(2)
Secured Note Trust, Series 1999-2, 7.251% 2005(6)                                         6,250        6,219
Master Trust, Series 1999-1, Class C, 6.60% 2007                                          2,500        2,410      .09
PNC Mortgage Securities Corp., Series 1998-10,                                            9,436        8,485      .09
 Class 1-B1, 6.50% 2028(2)
Norwest Asset Securities Corp., Series 1998-31,                                           8,139        7,749      .08
 Class A-1, 6.25% 2014
Security National Mortgage Loan Trust, Series                                             6,800        6,730      .07
 2000-1, Class A-2, 8.75% 2024(2)
Sears Credit Account Master Trust:
II, Series 1998-2, Class A, 5.25% 2008                                                    2,000        1,877
Series 1999-1, Class A, 5.65% 2009                                                        5,000        4,772      .07
First USA Credit Card Master Trust, Class A                                               6,630        6,480      .07
 floating rate asset-backed certificates,
 Series 1997-4, 7.649% 2010(2),(6)
Grupo Financiero Banamex Accival, SA de CV 0% 2002(2)                                     7,113        6,467      .07
BA Master Credit Card Trust, Series 1998-A,                                               6,000        5,987      .07
 Class B, 6.921% 2005(6)
Class A, 8.00% 2004                                                                       3,638        3,632
Class B, 8.96% 2004                                                                       2,181        2,177      .06
First Nationwide, Series 1999-2, Class 1PA1, 6.50% 2029                                   5,401        5,008      .06
EQCC Home Equity Loan Trust, asset-backed                                                 5,000        4,944      .05
 certificates, Series 1999-3, Class A-3F, 7.067% 2024
Ryland Acceptance Corp. Four, Series 88,                                                  4,424        4,430      .05
 Class E, 7.95% 2019
Prudential Home Mortgage Securities Co., Inc.,                                            4,466        4,342      .05
 Series 1993-48, Class A-6, 6.25%  2008
Collateralized Mortgage Obligation Trust,                                                 4,106        4,221      .05
 Series 63, Class Z, 9.00% 2020
Money Store Trust, Series 1996-D, Class A-14,                                             4,000        3,947      .04
 6.985% 2016
Travelers Mortgage Securities Corp., Series 1,                                            3,608        3,904      .04
 Class Z2, 12.00% 2014
Residential Funding Mortgage Securities I, Inc.,                                          3,926        3,606      .04
 Series 1998-S17, Class M-1, 6.75% 2028
ComEd Transitional Funding Trust, Transitional                                            3,500        3,362      .04
 Funding Trust Note, Series 1998, Class A-4, 5.39%, 2005
Triad Auto Receivables Owner Trust, Series 1999-1,                                        3,000        2,934      .03
 Class A2, 6.09% 2005
 1997-NAM1, Class B1, 7.75% 2027                                                          2,524        2,454      .03

Nationsbanc Montgomery Funding Corp., Series 1998-5                                       2,538        2,400      .03
, Class A-1, 6.00% 2013
Bear Stearns Structured Securities Inc., Series                                           2,137        2,156      .02
1997-2, Class AWAC, 5.053% 2036(2),(6)
Chase Manhattan Bank, NA, Series 1993-I,                                                  1,809        1,800      .02
 Class 2A5, 7.25% 2024
GS Mortgage Securities Corp., Series 1998-2,                                              1,147        1,139      .01
 Class M, 7.75% 2027(2)
                                                                                                     583,958     6.40
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (8)  -  5.59%
DLJ Commercial Mortgage Corp.:
Series 1997-CF1, Class A1A, 7.40% 2006(2)                                                 5,609        5,613
Series 1996-CF2, Class A1B, 7.29% 2021(2)                                                11,200       11,153
Series 1995-CF2, Class A1B, 6.85% 2027(2)                                                35,845       35,417
Series 1998-CF1, Class A-1A, 6.14% 2031                                                  20,117       19,341
Series 1998-CF2, Class A-1B, 6.24% 2031                                                  10,000        9,233      .89
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1, Class A1, 6.83% 2003                                                      7,401        7,393
Series 1997-C1, Class A3, 6.869% 2007                                                    20,000       19,375
Series 1997-C2, Class C, 6.50% 2008                                                       9,000        8,295
Series 1997-C1, Class D, 6.997% 2008                                                      8,300        7,897
Series 1997-C2, Class E, 7.624% 2011                                                     27,703       24,544
Series 1997-C2, Class C, 6.91% 2021                                                       8,900        8,384      .83
Chase Commercial Mortgage Securities Corp.:
Series 1996-1, Class A1, 7.60% 2005                                                       2,986        3,006
Series 1999-1, Class B, 7.619% 2009                                                       7,000        6,988
pass-through certificates, Series 1999-1,                                                 5,000        4,914
 Class C, 7.625% 2009
Series 1998-1, Class A1, 6.34% 2030                                                      17,116       16,595
Series 1998-2, Class A-2, 6.39% 2030                                                      8,000        7,482
Series 1998-2, Class E, 6.39% 2030                                                       10,000        8,614
pass-through certificates, Series 2000-1,                                                 9,913       10,036      .63
 Class A-1, 7.656% 2032
Morgan Stanley Capital I Inc.:
Series 1998-HF1, Class A-1, 6.19% 2007                                                   23,609       22,782
Series 1998-WF2, Class A-1, 6.34% 2030                                                    8,705        8,422
Series 1998-HF2, Class A-2, 6.48% 2030                                                   17,000       16,026
Series 1999-FNV1, Class A-1 6.12% 2031                                                    9,215        8,773      .62
Merrill Lynch Mortgage Investors, Inc.,
 pass-through certificates:(6)
Series 1995-C2, Class D, 7.755% 2021                                                        418          407
Series 1995-C3, Class A-1, 6.767% 2025                                                      966          954
Series 1995-C3, Class A-3, 7.067% 2025                                                   25,555       25,135
Series 1996-C2, Class A-1, 6.69% 2028                                                     9,508        9,387      .39
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(2)                               35,375       33,100      .36
GS Mortgage Securities Corp. II, pass-through
 certificates, Series 1998-C1:(6)
Class D, 7.45% 2030                                                                       3,750        3,429
Class E, 7.45% 2030                                                                      31,076       27,366      .34
Asset Securitization Corp.:
Series 1996-D3, Class A-1B, 7.21% 2026                                                    3,000        2,981
Series 1997-D4, Class A-1A, 7.35% 2029                                                    1,091        1,097
Series 1997-D5, Class A-PS1, interest only, 1.413% 2043(6)                              279,773       23,986      .31
Nationslink Funding Corp., Series 1999-1,                                                27,718       25,550      .28
 Class D, 7.10% 2031(6)
Bear Stearns Commercial Mortgage Securities Inc.:
Series 1998-C1, Class A-1, 6.34% 2030                                                     7,843        7,559
Series 1999-C1, Class X, interest only, 1.289% 2031(6)                                  170,869       10,991      .20
Prudential Securities Secured Financing Corp.,                                           18,000       16,727      .18
pass-through certificates, Series 1999-NRF1,
 Class C, 6.746% 2009
Commercial Mortgage Acceptance Corp.:
Series 1998-C1, Class A-1, 6.23% 2007                                                     9,530        9,192
Series 1998-C2, Class A-1, 5.80% 2030                                                     4,188        3,990      .15
Starwood Asset Receivables Trust, Series 2000-1,                                         10,000        9,945      .11
 Class D, 8.06% 2022(2),(6)
Nomura Asset Securities Corp., Series 1998-D6,                                            9,797        9,456      .10
 Class A-A1, 6.28% 2030
Mortgage Capital Funding, Inc., Series 1998-MC1,                                          7,232        7,009      .08
 Class A-1, 6.417% 2030
Government Lease Trust, Series 1999-GSA1,                                                 3,648        3,573      .04
 Class A1, 5.86% 2003(2)
Structured Asset Securities Corp., pass-through                                           2,950        2,934      .03
certificates, Series 1996-CFL, Class D, 7.034% 2028
Resolution Trust Corp.:
Series 1993-C1, Class D, 9.45% 2024                                                       2,242        2,233
Series 1993-C2, Class D, 8.50% 2025                                                         286          284      .03
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1995-C1, Class A-2, 7.440% 2010(6)                                                 1,000          993
Series 1996-C3, Class A-1, 7.33% 2028                                                     1,089        1,085      .02
                                                                                                     509,646     5.59
U.S. GOVERNMENT
U.S. TREASURY OBLIGATIONS  -  9.43%
13.125% May 2001                                                                         11,500       12,138
6.50% May 2002                                                                            8,000        8,010
3.625% July 2002(10)                                                                      3,744        3,716
11.625% November 2002                                                                    92,000      102,120
5.50% February 2003                                                                      10,000        9,784
6.25% February 2003                                                                       9,845        9,810
10.75% May 2003                                                                           7,500        8,324
11.875% November 2003                                                                    37,100       43,164
7.25% May 2004                                                                            7,000        7,220
11.625% November 2004                                                                    91,500      109,800
7.50% February 2005                                                                      15,000       15,722
3.375% January 2007(10)                                                                  67,563       64,791
4.75% November 2008                                                                       8,500        7,719
9.125% May 2009                                                                          18,000       19,569
6.00% August 2009                                                                         9,000        8,928
10.375% November 2009                                                                    12,500       14,314
10.00% May 2010                                                                          12,500       14,299
10.375% November 2012                                                                    24,500       30,123
12.00% August 2013                                                                       10,000       13,500
Strip Principal 0% 2015(9)                                                               50,050       20,255
8.875% August 2017                                                                      207,720      264,779
8.875% February 2019                                                                     20,515       26,403
8.125% May 2021                                                                          19,250       23,488
Strip Principal 0% 2027(9)                                                               15,295        3,029
5.25% November 2028                                                                      21,350       18,905     9.43
                                                                                                     859,910     9.43
FEDERAL AGENCY OBLIGATIONS
MORTGAGE PASS-THROUGHS (8) - 9.33%
Government National Mortgage Assn.:
6.00% 2028 - 2029                                                                       105,292       96,965
6.50% 2008 - 2029                                                                        44,292       42,148
7.00% 2008 - 2029                                                                       192,730      187,397
7.50% 2007 - 2029                                                                        59,556       59,300
8.00% 2017 - 2030                                                                       125,094      126,452
8.50% 2020 - 2029                                                                        14,224       14,590
9.00% 2009 - 2022                                                                        10,880       11,317
9.50% 2009 - 2021                                                                         7,894        8,319
10.00% 2017 - 2022                                                                       30,567       32,293
10.50% 2015 - 2019                                                                          147          158
12.00% 2015                                                                               1,675        1,859     6.37
Fannie Mae:
6.00% 2029                                                                               10,572        9,673
6.50% 2028 - 2029                                                                        13,382       12,609
7.00% 2009 - 2029                                                                        46,516       45,185
7.50% 2009 - 2029                                                                        10,087        9,987
7.779% 2026(6)                                                                            6,010        6,211
8.00% 2023 - 2030                                                                        25,544       92,453
8.315% 2002(6)                                                                            4,474        4,483
8.50% 2009 - 2030                                                                         2,116        3,983
9.00% 2018 - 2025                                                                         2,097        2,159
9.50% 2009 - 2025                                                                         2,050        2,148
10.00% 2018 - 2025                                                                        5,972        6,310
10.50% 2012 - 2019                                                                        1,756        1,884
11.00% 2015 - 2020                                                                        2,047        2,221
11.25% 2014                                                                                  19           20
11.50% 2014                                                                                  79           87
12.00% 2015 - 2029                                                                        4,043        4,463
12.50% 2015 - 2019                                                                        2,860        3,215
13.00% 2015 - 2028                                                                        6,084        6,835
15.00% 2013                                                                                  27           31
Federal Housing Administration/Veterans                                                     868          966     2.36
 Affairs 12.50% 2015
Freddie Mac:
6.00% 2029                                                                                  951          871
6.50% 2029                                                                               14,249       13,448
7.00% 2015                                                                                8,141        7,991
8.00% 2003 - 2026                                                                         3,937        3,956
8.25% 2007                                                                                1,144        1,156
8.50% 2002 - 2027                                                                        11,179       11,392
8.75% 2008                                                                                1,449        1,473
9.00% 2021                                                                                  361          373
10.00% 2011 - 2019                                                                          124          129
10.50% 2020                                                                               1,579        1,689
10.75% 2010                                                                                  45           47
11.00% 2018                                                                               2,698        2,906
12.00% 2016 - 2017                                                                        5,284        5,825
12.50% 2015 - 2019                                                                        1,226        1,363
12.75% 2019                                                                                 257          286
13.00% 2014 - 2015                                                                        1,785        2,007
13.50% 2018                                                                                   5            6
13.75% 2014                                                                                   7            8      .60
                                                                                                     850,647     9.33
OTHER  -  2.35%
Fannie Mae:
5.125% 2004                                                                              15,000       14,079
5.75% 2005                                                                               10,000        9,475
5.25% 2009                                                                              107,965       95,161
Medium Term Note, 6.75% 2028                                                             15,000       12,952     1.44
Freddie Mac: 5.125% 2008                                                                 55,350       48,440      .53
Federal Home Loan Bank Bonds:
5.625% 2001                                                                              25,000       24,781
7.013% 2007                                                                              10,000        9,594      .38
                                                                                                     214,482     2.35
COLLATERALIZED MORTGAGE OBLIGATIONS  -  0.35%(8)
Freddie Mac:
Series 1849, Class Z, 6.00% 2008                                                          6,384        5,802
Series 41, Class F, 10.00% 2020                                                           1,866        1,952
Series 178, Class Z, 9.25% 2021                                                           1,404        1,445
Series 1657, Class SA, 6.10% 2023(6),(11)                                                 7,520        5,529
Series 1673, Class SA, 4.579% 2024(6),(11)                                                7,879        4,538      .21
Fannie Mae:
Series 90-93, Class G, 5.50% 2020                                                           509          473
Series 93-247, Class Z, 7.00% 2023                                                        4,697        4,478
Series 1994-4, Class ZA, 6.50% 2024                                                       4,169        3,765
Series 1998-W5, Class B3, 6.50% 2028(2)                                                   4,810        3,988      .14
                                                                                                      31,970      .35
TAXABLE MUNICIPAL BONDS  -  0.05%
California Maritime Infrastructure Authority,                                             4,820        4,606      .05
 Taxable Lease Revenue Bonds (San Diego Unified
 Port District-South Bay Plant Acquisition),
 Series 1999, 6.63% 2009(2)

GOVERNMENTS & GOVERNMENTAL BODIES
 (EXCLUDING U.S.)  -  7.33%
Bundesobligation Eurobond 5.00% 2002                                                    E48000        45,777
Bundesrepublik:
7.125% 2002                                                                              12,271       12,263
6.00% 2007                                                                                5,827        5,809
Deutschland Republic:
8.00% 2002                                                                               29,250       29,499
5.25% 2008                                                                               37,000       35,397
Treuhandanstalt:
7.125% 2003                                                                              22,376       22,381
7.50% 2004                                                                                    -            -     1.66
Canadian Government:
9.00% 2004                                                                             C$10000         7,524
4.25% 2026(10)                                                                           75,057       55,285      .69
Hellenic Republic:
8.90% 2004                                                                          GRD4900000        15,166
2.90% 2007                                                                            Y1270000        12,638
6.95% 2008                                                                               $4,500        4,375
8.60% 2008                                                                          GRD7500000        24,461
7.50% 2013                                                                              620,000        1,964      .64
The Japan Development Bank 6.50% 2001                                                 Y4300000        43,510
Japanese Government 1.50% 2008                                                          927,250        8,660      .57
KfW International Finance Inc. 1.00% 2004                                             4,750,000       44,981      .49
United Kingdom:
6.50% 2003                                                                              P11750        18,152
8.50% 2005                                                                               12,000       20,611      .42
Spanish Government 6.00% 2008                                                           E36061        35,336      .39
Polish Government:
12.00% 2001                                                                           PLZ20000         4,352
13.00% 2001                                                                              13,750        3,046
12.00% 2002                                                                               8,375        1,766
12.00% 2003                                                                              81,000       16,727
8.50% 2004                                                                               15,000        2,759      .31
French Treasury Note 4.50% 2003                                                         E28000        26,325      .29
Kingdom of Denmark 6.00% 2009                                                        DKr190000        24,900      .27
Norwegian Government:
6.75% 2007                                                                            NOK90000        10,704
5.50% 2009                                                                              124,500       13,851      .27
Netherlands Government Eurobond 5.75% 2002                                              E23000        22,239      .24
Argentina (Republic of):
Series C, 0% 2001                                                                        $9,450        8,363
Series E, 0% 2003                                                                         5,500        3,864
11.00% 2005                                                                               3,000        2,850
11.75% 2009                                                                                 830          774
11.375% 2017                                                                              2,000        1,795
12.00% 2020                                                                                 975          912      .20
New South Wales Treasury Corp. 8.00% 2008                                              A$26000        16,971      .19
Italian Government BTPS Eurobond 6.00% 2007                                             E16204        15,908      .18
United Mexican States Government Eurobonds, Global:
11.375% 2016                                                                             $9,015       10,322
11.50% 2026                                                                               2,625        3,163      .15
Panama (Republic of):
Interest Reduction Bond 4.25% 2014(2),(6)                                                 6,500        5,200
Past Due Interest Eurobond 7.063% 2016(6)                                                   820          675
Past Due Interest Bond, 7.063% 2016(2),(3),(6)                                            1,640        1,349
8.875% 2027                                                                                 250          211      .08
Brazil (Federal Republic of):
14.50% 2009                                                                               2,000        2,140
Bearer 8.00% 2014(3)                                                                      4,293        3,166
12.25% 2030                                                                                 425          391      .06
Qatar (State of) 9.75% 2030(2)                                                            5,000        4,944      .06
Croatian Government, Series B, 7.063% 2006(6)                                             3,383        3,209      .04
Columbia (Republic of) 7.625% 2007                                                        3,600        2,619      .03
Venezuela (Republic of):(6)
Eurobond 7.875% 2007                                                                      1,250        1,017
Front Loaded Interest Reduction Bond:
Series A, 7.438% 2007                                                                       667          547
Series B, 7.438% 2007                                                                       167          137      .02
New Zealand Government 4.50%  2016(10)                                                 NZ$3179         1,433      .02
Bulgaria (Republic of), Front Loaded                                                     $1,770        1,309      .01
 Interest Reduction Bond, 2.75% 2012(6)
Malaysia 8.75% 2009                                                                       1,250        1,287      .01
MC-Cuernavaca Trust 9.25% 2001(2)                                                         1,347        1,261      .01
Turkey (Republic of):
12.375% 2009                                                                                500          531
11.875% 2030                                                                                500          533      .01
South Africa (Republic of) 12.00% 2005                                                 ZAR5100           713      .01
Peru (Republic of), Past Due Interest                                                      $750          500      .01
Eurobond 4.50% 2017(6)
Philippines (Republic of) 9.875% 2019                                                       500          410        -
                                                                                                     668,962     7.33
EQUITY-RELATED SECURITIES                                                               SHARES

STOCKS & WARRANTS  -  0.27%
Global TeleSystems, Inc.(9)                                                             750,000        9,047      .10
Price Communications Corp.(9)                                                           313,053        7,376      .08
VoiceStream Wireless Corp.(9)                                                            27,415        3,188      .03
Wilshire Financial Services Group, Inc.(9),(12)                                       1,601,967        2,403      .03
NTL Inc., warrants, expire 2008(2),(5),(9)                                               26,362        1,809      .02
Viatel, Inc.(9)                                                                          32,363          924      .01
ICG Holdings, Inc., warrants, expire 2005(2),(5),(9)                                     19,800          224        -
Protection One Alarm Monitoring, Inc.,                                                   54,400           23        -
 warrants, expire 2005(2),(5),(9)
Teletrac Holdings, Inc. warrants, expire                                                194,624           20        -
 2004(5),(9),(12)
Globalstar Telecommunications Ltd.,                                                       2,500            3        -
 warrants, expire 2004(9)
Tultex Corp., warrants, expire 2007(5),(9)                                            1,867,700            -        -
                                                                                                      25,017      .27
OTHER SECURITIES & MISCELLANEOUS

MISCELLANEOUS
Investment securities in initial period of acquisition                                                     2        -

TOTAL BONDS, NOTES AND EQUITY SECURITIES                                                           8,351,766    91.54
 (cost: $8,994,133,000)


                                                                                     Principal
                                                                                        Amount
Short-Term Securities                                                                     (000)

CORPORATE SHORT-TERM NOTES  -  6.18%
Associates First Capital Corp.:
6.85% due 7/3/2000                                                                      $28,800       28,784
6.35% due 7/7/2000                                                                       15,615       15,596
6.53% due 7/24/2000                                                                      34,385       34,235      .86
AT&T Corp.:
6.60% due 7/24/2000                                                                      20,000       19,912
6.57% due 7/25/2000                                                                      18,500       18,416
6.52% due 8/4/2000                                                                       21,500       21,364      .65
Heinz (H.J.) Co.:
6.51% due 7/5/2000                                                                       10,700       10,690
6.54% due 7/12/2000                                                                      33,000       32,928
6.52% due 7/26/2000                                                                       8,900        8,858      .57
Ford Motor Credit Co.:
6.52% due 7/17/2000                                                                      30,000       29,908
6.52% due 7/20/2000                                                                      20,000       19,927      .55
General Motors Acceptance Corp.:
6.48% due 7/11/2000                                                                      20,000       19,960
6.54%-6.56% due 7/14/2000                                                                26,600       26,532      .51
Lucent Technologies Inc.:
6.60% due 8/1/2000                                                                       25,000       24,853
6.52% due 8/2/2000                                                                       20,500       20,378      .50
Motiva Enterprises LLC:
6.53% due 7/13/2000                                                                      10,000        9,976
6.56% due 8/15/2000                                                                      30,000       29,748      .43
Corporate Asset Funding Co. Inc.:
6.55% due 7/18/2000                                                                      13,800       13,755
6.60% due 8/1/2000                                                                       25,500       25,350      .43
Eastman Kodak Co.:
6.35% due 7/24/2000                                                                      12,000       11,948
6.60% due 8/14/2000                                                                       4,300        4,265
6.62% due 8/21/2000                                                                       6,500        6,438
6.63% due 8/25/2000                                                                      10,000        9,898      .36
Bestfoods:
6.08% due 7/5/2000                                                                        5,120        5,115
6.52% due 7/12/2000                                                                      11,000       10,976
6.62% due 8/15/2000                                                                      12,000       11,899      .31
Alcoa Inc. 6.55%-6.57% due 7/28/2000                                                     25,250       25,121      .28
Scripps (E.W.) Co.:
6.56% due 7/19/2000                                                                      14,950       14,898
6.58% due 8/11/2000                                                                      10,000        9,923      .27
Yale University 6.12% due 7/5/2000                                                       22,000       21,981      .24
John Hancock Capital Corp. 6.10% due 7/13/2000                                           20,000       19,953      .22
                                                                                                     563,585     6.18
FEDERAL AGENCY SHORT-TERM OBLIGATIONS  -  1.00%
Fannie Mae:
6.05% due 7/13/2000                                                                      25,000       24,942
6.395% due 8/03/2000                                                                     21,000       20,872
6.45% due 8/31/2000                                                                       9,500        9,394      .61
Freddie Mac 6.021% due 7/6/2000                                                          22,000       21,977      .24
Federal Home Loan Banks 6.435%-6.46% due 9/6/2000                                        14,250       14,076      .15
                                                                                                      91,261     1.00

TOTAL SHORT-TERM SECURITIES   (cost: $654,857,000)                                                   654,846     7.18
TOTAL INVESTMENT SECURITIES   (cost:$9,648,990,000)                                                9,006,612    98.72
Excess of cash and receivables over payables                                                         116,645     1.28
NET ASSETS                                                                                        $9,123,257  100.00%


1 Step bond; coupon rate will increase at a later date.

2 Purchased in a private placement
 transaction; resale to the public
may require registration or sale only to
 qualified buyers.
3 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

4 Purchased as a unit; issue was separated but reattached for reporting purposes.

5 Valued under procedures established by the
 Board of Directors.
6 Coupon rate may change periodically.

7 Company not making interest or dividend payments;
 bankruptcy proceedings pending.

8 Pass-through securities backed by a pool of mortgages or other assets on which principal payments are periodically made.
Therefore, the effective maturity is shorter
 than the stated maturity.
9 Non-income-producing security.

10 Index-linked bond whose principal amount moves with a government retail price index.

11 Inverse floater, which is a floating-rate note whose interest rate moves in the opposite direction of prevailing interest rates.

12 The fund owns 8.00% and 5.29% of the outstanding securities of Wilshire Financial Services Group,
 Inc. and Teletrac, Inc., respectively, which are investments in affiliates as defined in the
 Investment Act of 1940.

The Bond Fund of America
FINANCIAL STATEMENTS
                                                                                                   (Unaudited)
STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2000                                                                  (dollars in       thousands)
Assets:
Investment securities at market
 (cost: $9,648,990)                                                                                 $9,006,612
Cash                                                                                                    22,440
Receivables for--
 Sales of investments                                                                $ 25,419
 Sales of fund's shares                                                                18,756
 Forward currency contracts - net                                                          99
 Dividends and accrued interest                                                       134,217          178,491
                                                                                                     9,207,543
Liabilities:
Payables for--
 Purchases of investments                                                              37,777
 Repurchases of fund's shares                                                          23,493
 Forward currency contracts - net                                                       5,291
 Dividends on fund's shares                                                            12,139
 Management services                                                                    2,515
 Other expenses                                                                         3,071           84,286

Net Assets at June 30, 2000                                                                         $9,123,257
 Total authorized capital stock-2,500,000,000 shares
Class A shares, $.001 par value:
 Net assets                                                                                         $9,096,487
 Shares outstanding                                                                                713,333,440
 Net asset value per share                                                                              $12.75
Class B shares, $.001 par value:
 Net assets                                                                                            $26,770
 Shares outstanding                                                                                  2,099,410
 Net asset value per share                                                                              $12.75



STATEMENT OF OPERATIONS                                                                            (Unaudited)
for the six months ended June 30, 2000                                            (dollars in       thousands)
Investment Income:
Income:
 Interest                                                                            $362,444
 Dividends                                                                              7,800         $370,244

Expenses:
 Management services fee                                                               15,160
 Distribution expenses - Class A                                                       11,399
 Distribution expenses - Class B                                                           36
 Transfer agent fee - Class A                                                           4,970
 Transfer agent fee - Class B                                                               3
 Reports to shareholders                                                                  367
 Registration statement and prospectus                                                    347
 Postage, stationery and supplies                                                         800
 Directors' fees                                                                           40
 Auditing and legal fees                                                                   68
 Custodian fee                                                                            277
 Taxes other than federal income tax                                                      123
 Other expenses                                                                           451           34,041
 Net investment income                                                                                 336,203

Realized Gain and Unrealized
 Depreciation on Investments:
Net realized gain                                                                                       11,124
Net change in unrealized depreciation on:
 Investments                                                                         (157,440)
 Open forward currency contracts                                                       (8,700)

  Net unrealized depreciation                                                                         (166,140)

 Net realized gain and
  unrealized depreciation
  on investments                                                                                      (155,016)

Net Increase in Net Assets Resulting
 from Operations                                                                                      $181,187










STATEMENT OF CHANGES IN NET ASSETS                                                (dollars in       thousands)

                                                                            Six months ended        Year ended
                                                                                     June 30,     December 31,
                                                                                        2000*              1999

Operations:
Net investment income                                                              $  336,203      $   667,232
Net realized gain (loss) on investments                                                11,124          (38,387)
Net unrealized depreciation
 on investments                                                                      (166,140)        (411,293)

 Net increase in net assets
  resulting from operations                                                           181,187          217,552

Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
  Class A                                                                            (344,946)        (671,007)
  Class B                                                                                (227)               -
Distributions from net realized gains on investments:
  Class A                                                                                   -                -
  Class B                                                                                   -                -

Total Dividends and Distributions                                                    (345,173)        (671,007)

Capital Share Transactions:
 Proceeds from shares sold                                                          1,059,019        2,473,751
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments                                   264,236          536,631
 Cost of shares repurchased                                                        (1,513,346)      (2,620,186)

 Net (decrease) increase in net assets resulting from                                (190,091)         390,196
  capital share transactions
Total Decrease in Net Assets                                                         (354,077)         (63,259)

Net Assets:
Beginning of period                                                                 9,477,334        9,540,593

End of period (including
 undistributed net investment
 income of: $(5,616) and $3,354,
 respectively)                                                                     $9,123,257       $9,477,334


*Unaudited
See Notes to Financial Statements


 The Bond Fund of America
 Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations. The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 3.75%. Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or $'when-issued'' basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Forward Currency Contracts - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the statement of assets and liabilities.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between the share classes based on their relative net asset values. Distribution expenses, transfer agent fees and any other class-specific expenses, are accrued daily and charged to the applicable share class.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

CURRENCY GAINS AND LOSSES - Net realized currency gains on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $9,678,000 for the six months ended June 30, 2000.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of June 30, 2000, net unrealized depreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $642,378,000; $137,405,000 related to appreciated securities and $779,783,000 related to depreciated securities. During the six months ended June 30, 2000, the fund realized, on a tax basis, a net capital loss of $27,697,000 on securities transactions. The fund had available at December 31, 1999 a net capital loss carryforward totaling $24,539,000 which may be used to offset capital gains realized during subsequent years through 2008 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. In addition, the fund has recognized, for tax purposes, capital losses totaling $22,135,000 which were realized during the period November 1, 1999 through December 31, 1999. Net gains incurred during the period related to non-U.S. currency transactions of $17,444,000 are treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $9,648,990,000 at June 30, 2000.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $15,160,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on the following rates and net asset levels:

                           Net Asset Level
Rate                       In Excess of                  Up to

0.30%                      $0                            60 million
0.21%                      60 million                    1 billion
0.18%                      1 billion                     3 billion
0.16%                      3 billion                     6 billion
0.15%                      6 billion                     10 billion
0.14%                      10 billion

The agreement also provides for fees based on monthly gross investment income at the following rates:

                           Monthly Gross Investment Income
Rate                       In Excess of               Up to

2.25%                      $0                         $8,333,333
2.00                       8,333,333

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution for Class A shares, the fund may expend up to 0.25% of Class A daily net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved in advance by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. Pursuant to a Plan of Distribution for Class B shares, the fund may expend 1.00% of Class B daily net assets annually to compensate dealers for their selling and servicing efforts. During the six months ended June 30, 2000, distribution expenses under the Plan of Distribution for Class A were limited to $11,399,000 on Class A shares. Had no limitation been in effect, the fund would have paid $13,018,000 in distribution expenses for Class A shares under the Plan. Some or all of the amounts not paid by the fund may be recovered by the distributor in the future. During the six months ended June 30, 2000, distribution expenses under the Plan of Distribution for Class B were $36,000. As of June 30, 2000, accrued and unpaid distribution expenses for Class A and Class B shares were $1,563,000 and $18,000, respectively.

American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's Class A shares, received $2,140,266 (after allowances to dealers) during the six months ended June 30, 2000, as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $4,973,000.

DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of June 30, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $217,000.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,628,000 and $2,940,000, respectively, during the six months ended June 30, 2000.

As of June 30, 2000, net assets consisted of the following:
Capital share transactions in the fund were as follows:

                                         (dollars in
                                          thousands)
Capital paid in on shares of benefici     $9,812,198
Undistributed net investment income           (5,616)
Accumulated net realized loss                (35,550)
Net unrealized depreciation                 (647,775)
Net Assets                                $9,123,257

  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $277,000 includes $150,000 that was paid by these credits rather than in cash.

At June 30, 2000, the fund had outstanding forward currency contracts to buy or sell non-U.S. currencies as follows:

                                                                                             U.S.
                                                        Contract           Amount      Valuations

                                                                                                         Unrealized
Non-U.S. Currency Contracts                              Non-U.S.            U.S.          Amount    (Depreciation)

Sales:

Euros expiring 7/20-11/22/2000                 Euro    166,378,000    $154,724,000    $159,460,000      ($4,736,000)
British Pounds expiring                      Pounds     22,439,000      34,334,000      34,484,000         (150,000)
 7/26-9/22/2000
Japanese Yen expiring 8/10/2000                 Yen      2,863,000      26,852,000      27,158,000         (306,000)
                                                                      -----------     -----------       -----------
                                                                       215,910,000     221,102,000       (5,192,000)
                                                                      -----------     -----------       -----------

Buys:
British Pounds expiring 8/09/2000            Pounds      5,115,000       8,189,000       8,189,000                -
                                                                      -----------     -----------       -----------
                                                                                                         (5,192,000)
                                                                                                        ===========

PER-SHARE DATA AND RATIOS (1)
                                                                                                                 Net
                                                                          Net asset                         gains/(losses)
                                                                            value,            Net           on securities
                                                                           beginning       investment       (both realized
Period ended                                                               of period         income        and unrealized)
Class A:
2000                                                                        $12.98          $.47 (2)          $(.22) (2)
1999                                                                         13.61             .93              (0.63)
1998                                                                         14.00             .94              (0.24)
1997                                                                         13.75             .98              0.25
1996                                                                         13.88            1.02              (0.13)
1995                                                                         12.69            1.05              1.18
Class B:
2000                                                                         12.92           .20 (2)          (0.13) (2)


                                                                                            Dividends
                                                                          Total from       (from net        Distributions
                                                                          investment       investment       (from capital
Period ended                                                              operations         income)            gains)
Class A:
2000                                                                         $.25            $(.48)               -
1999                                                                         0.30             (.93)               -
1998                                                                         0.70             (.95)             (.14)
1997                                                                         1.23             (.98)               -
1996                                                                         0.89            (1.02)               -
1995                                                                         2.23            (1.04)               -
Class B:
2000                                                                         0.07             (.24)               -



                                                                                           Net asset
                                                                             Total         value, end
Period ended                                                             distributions      of period
Class A:
2000                                                                        $(.48)           $12.75
1999                                                                         (.93)            12.98
1998                                                                        (1.09)            13.61
1997                                                                         (.98)            14.00
1996                                                                        (1.02)            13.75
1995                                                                        (1.04)            13.88
Class B:
2000                                                                         (.24)            12.75



                                                                                           Net assets,
                                                                            Total         end of period
Period ended                                                                return        (in millions)
Class A:
2000                                                                         1.86%           $9,096
1999                                                                         2.29             9,477
1998                                                                         5.17             9,541
1997                                                                         9.24             8,176
1996                                                                         6.71             7,002
1995                                                                         18.25            6,290
Class B:
2000                                                                         0.46              27


                                                                           Ratio of         Ratio of
                                                                           expenses        net income         Portfolio
                                                                          to average       to average          turnover
Period ended                                                              net assets       net assets            rate
Class A:
2000                                                                       .74% (3)         7.32% (3)         31.06% (4)
1999                                                                          .69             6.96              46.71
1998                                                                          .66             6.94              66.25
1997                                                                          .68             6.95              51.96
1996                                                                          .71             7.47              43.43
1995                                                                          .74             7.87              43.80
Class B:
2000                                                                       1.44 (3)         6.62 (3)          31.06 (4)


(1) The periods 1995 through 1999 represent fiscal years ended December 31. The periods ended
2000 (unaudited) represent, for Class A
 shares, the six month period ended June 30, 2000, and, for Class B shares, the 107-day period ended June 30, 2000. Class B shares were not offered before March 15, 2000. Total returns for such periods are based on activity during the period and thus are not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.
(2) Based on average shares outstanding.
(3) Annualized.
(4) Represents portfolio turnover rate
 (equivalent for all share classes) for the six months ended June 30, 2000.

[The American Funds Group(r)]

Offices of the fund and
of the investment adviser,
Capital Research and
Management Company

333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

Transfer agent for
shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

Custodian of assets
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

Counsel
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of The Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2000, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

There are two ways to invest in The Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Class B shares, which are not available for certain employer-sponsored retirement plans, have no up-front sales charge. They are, however, subject to additional expenses of approximately 0.75% a year over the first eight years of ownership. If redeemed within six years, they may also be subject to a contingent deferred sales charge (5% maximum) that declines over time. Because expenses are first deducted from income, dividends for Class B share accounts will be lower.

Printed on recycled paper
Litho in USA SI/AL/4643
Lit. No. BFA-013-0800